UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06902
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  August 7, 2001
-------------------  ----------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $69,353
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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

                                                  Form 13F INFORMATION TABLE

                                                VALUE          SHARES OR       INVESTMENT      OTHER      VOTING AUTHORITY
                                                ------         ---------       ----------      -----
         TITLE OF CLASS               CUSIP   (IN 000'S)    PRINCIPAL AMOUNT   DISCRETION    MANAGERS   SOLE    SHARED     NONE
         --------------               -----   -----------   ----------------   ----------    --------   ----    ------     ----

AT&T Corp Liberty Media Group CL A  001957208   14,208           812,357         YES            NO       X
Comcast CP CL A Special             200300200   10,587           243,941         YES            NO       X
Cablevision Systems Corp CL A       12686C109    5,629            96,225         YES            NO       X
Univision Communications            914906102    4,278           100,000         YES            NO       X
American Tower Systems              029912201    4,276           206,870         YES            NO       X
United Globalcom Inc                913247508    3,598           416,000         YES            NO       X
Vodaphone Air Touch                 92857W100    3,357           150,220         YES            NO       X
Clear Channel Communications        184502102    2,605            41,542         YES            NO       X
Visible World Inc                   929990463    2,268         2,273,000         YES            NO       X
Metro Goldwyn Mayer                 591610100    2,265           100,000         YES            NO       X
Gannett Co                          364730101    2,033            30,844         YES            NO       X
Bellsouth                           079860102    1,917            47,613         YES            NO       X
Nextel Communications               65332V103    1,838           105,000         YES            NO       X
Qlogic Corp.                        747277101    1,772            27,500         YES            NO       X
Comcast Corp CL A                   200300101    1,549            36,066         YES            NO       X
Allegiance Telecom                  01747T102    1,499           100,000         YES            NO       X
NTL Incorporated                    629407107    1,253           104,000         YES            NO       X
Rainbow Media Group                 12686C844    1,241            48,112         YES            NO       X
Metromedia Fiber Networks           591689104      836           410,000         YES            NO       X
McData Corp                         580031201      562            32,000         YES            NO       X
UGO Networks                        903991222      500            87,719         YES            NO       X
EpicEdge                            29426X102      357         1,150,000         YES            NO       X
Watchpoint Media                    941107203      300           150,000         YES            NO       X
Exodus Communications Inc           302088109      266           129,200         YES            NO       X
CMGI Inc                            125750109      263            87,824         YES            NO       X
Vesro Technologies                  925317109       77            90,363         YES            NO       X
Winstar Communictaions              975515107       17           303,933         YES            NO       X
